Trade Receivables - Summary of Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	€ 630	€ 1,101
Loss allowance (ECL)	(330)	0
Total	€ 300	€ 1,101